UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21769
                                                    ----------------------------

                         RESTORATION OPPORTUNITIES FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           James D. Dondero, President
                         Restoration Opportunities Fund
                 Two Galleria Tower, 13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (972) 628-4100
                                                          ---------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                    Date of reporting period: MARCH 31, 2006
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


INVESTMENT PORTFOLIO (UNAUDITED)

MARCH 31, 2006                                    RESTORATION OPPORTUNITIES FUND

PRINCIPAL AMOUNT ($)                                                VALUE ($)
---------------------                                            --------------

CORPORATE NOTES AND BONDS - 41.7%

CABLE - US CABLE - 2.7%
  2,000,000   CCH I LLC
                 Senior Secured Notes,
                 11.00%, 10/01/15                                     1,672,500
                                                                 --------------
FINANCIAL - 3.1%
  5,775,000   FINOVA Group, Inc. (The)
                 Senior Secured Notes,
                 7.50%, 11/15/09                                      1,949,063
                                                                 --------------
FOOD AND DRUG - 1.8%
  1,000,000   Cinacalcet Royalty Sub LLC
                 Senior Secured Notes,
                 8.00%, 03/30/17                                      1,145,000
                                                                 --------------
HOUSING - 1.6%
  1,000,000   MMI Products Inc.
                 Senior Subordinated Notes,
                 Series B,
                 11.25%, 04/15/07                                       990,000
                                                                 --------------
MANUFACTURING - 1.6%
  1,000,000   Broder Brothers Co.
                 Senior Notes, Series B,
                 11.25%, 10/15/10                                     1,000,000
                                                                 --------------
RETAIL - 4.2%
  3,000,000   Blockbuster, Inc.
                 Senior Subordinated Notes,
                 9.75%, 09/01/12 (a) (b)                              2,640,000
                                                                 --------------
SERVICE - ENVIRONMENTAL SERVICES - 3.2%
  2,000,000   HydroChem Industrial Services, Inc.
                 Senior Subordinated Notes,
                 9.25%, 02/15/13 (a)                                  1,995,000
                                                                 --------------
SERVICE - OTHER SERVICES - 2.0%
  1,300,000   La Petite Academy, Inc., Series B,
                 10.00%, 05/15/08                                     1,261,000
                                                                 --------------
TELECOMMUNICATIONS - 14.6%
  1,250,000   Grande Communications
                 Holdings, Inc., Secured Notes,
                 14.00%, 04/01/11                                     1,262,500
 11,500,000   Triton PCS, Inc.
                 8.75%, 11/15/11                                      7,863,125
                                                                 --------------
                                                                      9,125,625
                                                                 --------------
UTILITIES - 3.3%
  5,000,000   Enron Corp.
                 Senior Unsecured Notes,
                 6.63%, 11/15/05 (c)                                  2,062,500
                                                                 --------------
WIRELESS COMMUNICATIONS - 3.6%
  2,500,000   Clearwire Corp.
                 Senior Unsecured Notes,
                 11.00%, 08/01/10                                     2,259,600
                                                                 --------------

              TOTAL CORPORATE NOTES AND BONDS
                 (COST $26,443,930)                                  26,100,288
                                                                 --------------

PRINCIPAL AMOUNT ($)                                                VALUE ($)
---------------------                                            --------------

VARIABLE RATE SENIOR LOAN NOTES (d) - 31.4%

CABLE - US CABLE - 2.6%
  1,513,474   Knology, Inc.
                 Second Lien Term Loan,
                 14.66%, 06/29/11                                     1,649,687
                                                                 --------------
FOOD AND DRUG - 0.7%
  1,525,000   Nellson Nutraceutical, Inc.
                 Second Lien Term Loan,
                 13.75%, 04/04/10                                       437,164
                                                                 --------------
GAMING/LEISURE - GAMING - 3.9%
  2,405,287   Resorts International Holdings Ltd.
                 Second Lien Term Loan,
                 12.48%, 04/26/13                                     2,423,327
                                                                 --------------
HOUSING - BUILDING MATERIALS - 7.5%
  4,671,507   Trussway Industries, Inc. Term Loan,
                 10.61%, 05/31/06 (e) (f)                             4,671,507
                                                                 --------------
SERVICE - ENVIRONMENTAL SERVICES - 12.7%
              Safety-Kleen Systems, Inc.
 10,000,000      Term Loan, 12/24/08 (g)                              3,450,000
 13,000,000      Term Loan, 12/31/09 (g)                              4,485,000
                                                                 --------------
                                                                      7,935,000
                                                                 --------------
TRANSPORTATION - AUTO - 4.0%
  2,022,831   Motor Coach Industries
                 International, Inc.
                 Second Lien Term Loan,
                 13.19%, 12/01/08                                     1,984,903
              Penda Corp.
    689,488      Revolver, 10.45%, 06/30/06 (h)                         310,269
                 Tranche A Term Loan,
    515,280      10.45%, 06/30/06                                       231,876
                                                                 --------------
                                                                      2,527,048
                                                                 --------------
              TOTAL VARIABLE RATE SENIOR LOAN NOTES
                 (COST $18,168,617)                                  19,643,733
                                                                 --------------

  SHARES
-----------

COMMON STOCKS (i) - 21.2%

ENERGY - EXPLORATION & PRODUCTION - 3.7%
     28,000   EXCO Resources, Inc.                                      350,840
    108,000   Key Energy Services, Inc.                               1,647,000
      9,000   Trico Marine Services, Inc.                               290,700
                                                                 --------------
                                                                      2,288,540
                                                                 --------------
HOUSING - BUILDING MATERIALS - 5.6%
     70,329   Trussway Industries, Inc. (e) (f)                       3,519,966
                                                                 --------------
METALS/MINERALS - STEEL - 0.9%
     16,591   James River Coal Co.                                      563,596
                                                                 --------------
RETAIL - 6.3%
 12,265,769   Home Interiors & Gifts, Inc. (e)                        3,925,046
                                                                 --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                1

MARCH 31, 2006                                    RESTORATION OPPORTUNITIES FUND

   SHARES                                                           VALUE ($)
-----------                                                      ---------------

COMMON STOCKS (CONTINUED)

UTILITIES - 4.7%
    118,109   Mirant Corp.                                            2,952,714
                                                                 ---------------

              TOTAL COMMON STOCKS
                 (COST $9,243,442)                                   13,249,862
                                                                 ---------------

  UNITS
-----------

WARRANTS (i) - 0.5%

CABLE - US CABLE - 0.0%
              Grande Communications
      1,250   Holdings, Inc., expires 04/01/11                               13
                                                                 ---------------
WIRELESS COMMUNICATIONS - 0.5%
    200,000   Clearwire Corp., expires 08/15/10                         336,600
                                                                 ---------------
              TOTAL WARRANTS
                 (COST $374,013)                                        336,613
                                                                 ---------------
CLAIMS (i) (j) - 0.2%

UTILITIES - 0.2%
  2,400,000   Mirant Corp.                                              132,000
                                                                 ---------------
              TOTAL CLAIMS
                 (COST $0)                                              132,000
                                                                 ---------------
TOTAL INVESTMENTS - 95.0%                                            59,462,496
                                                                 ---------------
    (Cost of $54,230,002) (k)

PREFERRED SHARES AT LIQUIDATION VALUE - (0.6)%                         (411,000)
                                                                 ---------------
OTHER ASSETS & LIABILITIES, NET - 5.6%                                3,520,062
                                                                 ---------------
NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS - 100.0%                                                62,571,558
                                                                 ===============

----------
(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2006, these securities amounted to $4,635,000 or 7.4% of net assets applicable to common shareholders. These securities have been determined by the investment adviser to be liquid securities.

(b) Multi-Coupon. A bond that pays an initial coupon rate for the first period and then higher coupon rates for the following periods until maturity. The coupon rate will be 9.75% until September 1, 2012 and 10.00% thereafter.

(c)   This issue is under the protection of the Federal bankruptcy court.

(d) Senior loans in which Restoration Opportunities Fund (the "Fund") invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. (Unless otherwise identified, all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") or
      (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2006. Senior loans, while exempt from registration under the Security Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(e) Represents fair value as determined in good faith under the direction of the Board of Trustees.

(f) Affiliated issuer and represents an illiquid security. An affiliated issuer is a company in which the Fund has ownership of at least 5% of the outstanding voting securities. At March 31, 2006, the Fund owned 70,329 common shares of Trussway Industries, Inc. purchased at a cost of $1,643,211 and having a market value of $3,519,966. In addition, the Fund owned $4,671,507 of principal of Trussway Industries, Inc., purchased at a cost of $4,671,50 and having a market value of $4,671,507. Trussway Industries, Inc. generated interest income of $122,858 during the period ended March 31, 2006.

(g) This position has not settled. Contract rate does not take effect until settlement date.

(h) Additional unfunded commitment. As of March 31, 2006, the Fund had an unfunded loan commitment of $24,798, which could be extended at the option of the Borrower, pursuant to the following loan agreement:

                                  UNFUNDED LOAN
           BORROWER                COMMITMENT
           --------               -------------
           Penda Corp.            $      24,798

(i)   Non-income producing security.

(j) Security is the result of company restructuring that will be converted into equity upon the completion of court proceedings.

(k)   Cost for Federal income tax purposes is $54,230,002.

           Gross unrealized appreciation                         $    7,619,249
           Gross unrealized depreciation                             (2,386,755)
                                                                 ---------------
           Net unrealized appreciation                           $    5,232,494
                                                                 ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                2

MARCH 31, 2006                                    RESTORATION OPPORTUNITIES FUND

SECURITY VALUATION:

In computing the Fund's net assets attributable to common shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day will be priced by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities accurring between the time when market price is determined and calculation of the Fund's net asset value) such securities are valued at their fair value, as determined by the Investment Adviser in good faith in accordance with procedures approved by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect the affected portfolio securities' value as determined in the judgement of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost. Repurchased agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4 pm London Time Spot Rate.

For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                3

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RESTORATION OPPORTUNITIES FUND

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date  MAY 23, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date  MAY 23, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                           M. Jason Blackburn,  Chief Financial Officer
                           (principal financial officer)

Date  MAY 23, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.